Selling, General and Administrative Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Component Of Operating Other Cost And Expense [Line Items]
Selling, general and administrative expenses	$ 171,109	[1]	$ 160,858	$ 689,847	$ 653,029	$ 608,114
Personnel expenses
Component Of Operating Other Cost And Expense [Line Items]
Selling, general and administrative expenses	128,068		122,569	501,445	469,956	430,088
Operational expenses
Component Of Operating Other Cost And Expense [Line Items]
Selling, general and administrative expenses	40,389		35,813	178,573	174,060	169,042
Depreciation and amortization
Component Of Operating Other Cost And Expense [Line Items]
Selling, general and administrative expenses	$ 2,652		$ 2,476	$ 9,829	$ 9,013	$ 8,984

[1]	During the three months ended March 31, 2018, the Company amortized $3,239 in contract costs related to obtaining a contract. Upon the adoption of ASC 606 the Company capitalized such costs in an amount of $3,283, resulting in a net adjustment of $44.